Income Taxes	9 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Tax Matters Agreement
The Company and ADP entered into a tax matters agreement as part of the Distribution that governs the rights and obligations of both parties after the Distribution with respect to taxes for both pre- and post-Distribution periods. Under this agreement, ADP is generally required to indemnify the Company for any income taxes attributable to ADP's operations or the Company's operations and for any non-income taxes attributable to ADP's operations, in each case for all pre-Distribution periods as well as any taxes arising from transactions effected to consummate the Distribution, and the Company generally is required to indemnify ADP for any non-income taxes attributable to the Company's operations for all pre-Distribution periods and for any income taxes attributable to the Company's operations for post-Distribution periods.
The Company is generally required to indemnify ADP against any tax resulting from the Distribution (and against any claims made against ADP in respect of any tax imposed on its stockholders), in each case if that tax results from (i) an issuance of a significant amount of the Company's equity securities, a redemption of a significant amount of the Company's equity securities or the Company's involvement in other significant acquisitions of the Company's equity securities (excluding the Distribution), (ii) other actions or failures to act by the Company or (iii) any of the Company's representations or undertakings referred to in the tax matters agreement being incorrect or violated. ADP will generally be required to indemnify the Company for any tax resulting from the Distribution if that tax results from (a) ADP's issuance of its equity securities, redemption of its equity securities or involvement in other acquisitions of its equity securities, (b) other actions or failures to act by ADP, or (c) any of ADP's representations or undertakings referred to in the tax matters agreement being incorrect or violated.
As of March 31, 2015, the Company recorded a receivable from ADP of $0.9 million and a payable to ADP of $2.8 million under the tax matters agreement. There were no similar amounts receivable from ADP or payable to ADP as of June 30, 2014 as the tax matters agreement was entered into in connection with the Distribution.
On December 19, 2014, the Tax Increase Prevention Act of 2014 was signed into law. Among the changes included in the law is a provision allowing for additional first year depreciation for assets placed into service during calendar year 2014, commonly known as "bonus depreciation." The bonus depreciation provision partially relates to pre-distribution tax periods for which ADP is entitled under the tax law and in accordance with the tax matters agreement to claim additional tax depreciation for assets associated with the Company's business. During the nine months ended March 31, 2015, the Company recorded tax expense of $4.6 million to adjust deferred taxes for the additional tax depreciation to be taken by ADP in pre-distribution tax periods.
Valuation Allowance
The Company had valuation allowances of $3.4 million and $7.1 million as of March 31, 2015 and June 30, 2014, respectively. Valuation allowances are recorded to reduce deferred tax assets when it is more-likely-than-not that a tax benefit will expire unutilized. At the end of each reporting period, the Company reviews the realizability of its deferred tax assets. During the first quarter of fiscal 2015, after considering all available evidence, the Company concluded it was more-likely-than-not that certain future tax benefits would be realized. Therefore, an adjustment of $2.3 million was recorded in the provision for income taxes to reduce the previously recorded valuation allowance.
Unrecognized Income Tax Benefits
The Company had unrecognized income tax benefits of $1.8 million and $0.2 million as of March 31, 2015 and June 30, 2014, respectively, of which $1.5 million and $0.2 million, respectively, would impact the effective tax rate if recognized. During the nine months ended March 31, 2015, the Company increased its unrecognized income tax benefits related to prior period tax positions by $0.9 million for facts that now indicate the extent to which certain tax positions are more-likely-than-not of being sustained.
Provision for Income Taxes
The effective tax rate for the three months ended March 31, 2015 and 2014 was 36.0% and 29.0%, respectively. The effective tax rate for the three months ended March 31, 2014 was favorably impacted by a tax benefit associated with a valuation allowance adjustment of $7.2 million.
The effective tax rate for the nine months ended March 31, 2015 and 2014 was 38.3% and 32.4%, respectively. The effective tax rate for the nine months ended March 31, 2015 was unfavorably impacted by certain separation costs that were not tax deductible and $4.6 million of tax expense associated with the tax law change for bonus depreciation, offset by tax benefits associated with a valuation allowance adjustment and the resolution of certain tax matters. The effective tax rate for the nine months ended March 31, 2014 was favorably impacted by tax benefits associated with adjustments to the valuation allowance of $7.2 million and the Company's liability for uncertain tax matters of $3.6 million.